Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Current assets
Cash	$ 77,008	$ 4,650	$ 36,363
Accounts receivable, net of allowance of $78,530 and $27,097, respectively	92,060	29,441	20,043
Inventory, net of allowance of $824,295, $596,005, and $578,062, respectively	855,907	1,109,645	1,269,488
Prepaid expenses	573,712	20,800	12,025
Total current assets	1,598,687	1,164,536	1,337,919
Investment in marketable securities	9,920	9,920	9,920
Property and equipment, net of accumulated depreciation of $65,188,$54,988, and $39,536, respectively	459,861	470,061	485,513
Prepaid expenses	228,760	228,760
Right of use asset	19,000	39,000
Intangible - website domains	16,250	16,250	6,250
Total assets	2,332,478	1,928,527	1,839,602
Current liabilities
Accounts payable	361,140	420,482	333,030
Customer deposit	77,842	36,705	64,735
Accrued expenses	124,501	121,876	17,612
Accrued expenses, Rayne Forecast Inc.	141,883	141,883	150,000
Accrued Interest	770,013	463,378	156,421
Accrued Interest, related party	370,372	327,484	241,710
Payroll and taxes payable, primarily related party	1,639,380	1,482,504	1,156,086
Lease liability	19,000	39,000
Notes payable	327,488	280,738	255,353
Convertible notes payable, net of discount of $-0-, $622,134, and $1,067,949, respectively	5,175,811	3,348,599	1,112,651
Convertible note payable - related party	1,072,185	1,072,185	1,072,185
Derivative liability	2,205,666	5,649,412	3,012,597
Total current liabilities	12,285,281	13,384,246	7,572,380
Notes payable	238,253	198,253
Convertible note payable, excluding current maturities, net of discount of $-0- and $291,681, respectively	175,000		145,541
Total liabilities	12,698,534	13,582,499	7,717,921
Commitments and contingencies (Note 8)
Stockholders' deficit
Preferred stock, $0.0001 Par Value, 10,000,000 shares authorized, 1,824,000 and 7,296,000 and 7,296,000 issued and outstanding, respectively	183	730	730
Common stock, $0.0001 Par Value, 1,000,000,000 shares authorized, 457,415,546 and 404,908,141 and 358,489,928 issued and outstanding, respectively	45,741	40,491	35,849
Additional paid-in capital	24,797,183	21,010,497	17,627,463
Accumulated deficit	(35,209,163)	(32,705,690)	(23,542,361)
Total stockholders' deficit	(10,366,056)	(11,653,972)	(5,878,319)
Total liabilities and stockholders' deficit	$ 2,332,478	$ 1,928,527	$ 1,839,602